Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss per Share
Schedule of basic and diluted net loss per ordinary share

	For the Year Ended
	2015	2016	2017	2017
	RMB (In thousands, except for share and per share data)	RMB (In thousands, except for share and per share data)	RMB (In thousands, except for share and per share data)	USD (In thousands, except for share and per share data)
Numerator:
Net loss	(196,174)	(182,125)	(202,125)	(31,066)

Numerator for basic and diluted net loss per share	(196,174)	(182,125)	(202,125)	(31,066)

Denominator:
Weighted average number of ordinary shares	345,541,350	345,541,350	353,452,309	353,452,309
Denominator for basic and diluted net loss per share	345,541,350	345,541,350	353,452,309	353,452,309

Net loss per ordinary share:
Basic and diluted	(0.57)	(0.53)	(0.57)	(0.09)